Intangible Assets - Summary of Definite-life Intangible Assets and Accumulated Amortization (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Less: Accumulated Amortization	$ (281,884)	$ (278,833)
Net Intangible Assets	294,396	226,450
Provisional Patent Applications [Member]
Intangible Assets	254,570	183,574
Patents [Member]
Intangible Assets	59,701	59,701
Customer Contracts [Member]
Intangible Assets	$ 262,009	$ 262,009